Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 394.2	$ 390.1
Possible decrease in risk variable, impact on pre-tax earnings	(394.2)	(390.1)
Currency risk | CCS contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(402.3)	(402.5)
Possible decrease in risk variable, impact on pre-tax earnings	402.3	402.5
Currency risk | Foreign exchange contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(9.4)	(3.7)
Possible decrease in risk variable, impact on pre-tax earnings	$ 9.4	$ 3.7